STOCK OPTION PLAN AND STOCK-BASED COMPENSATION (Details Narrative) - USD ($)																																				1 Months Ended				12 Months Ended
	Nov. 20, 2021	Nov. 01, 2021	Nov. 01, 2021	Oct. 01, 2021	Oct. 01, 2021	Oct. 01, 2021	Aug. 02, 2021	Aug. 01, 2021	Aug. 01, 2021	Jul. 02, 2021	Jul. 02, 2021	Jul. 01, 2021	Jun. 15, 2021	May 01, 2021	May 01, 2021	Apr. 22, 2021	Apr. 02, 2021	Feb. 01, 2021	Feb. 01, 2021	Jan. 15, 2021	Jan. 02, 2021	Nov. 13, 2020	Nov. 01, 2020	Oct. 01, 2020	Oct. 01, 2020	Sep. 17, 2020	Aug. 03, 2020	Aug. 03, 2020	Aug. 01, 2020	Jul. 01, 2020	Jul. 01, 2020	Jul. 01, 2020	May 01, 2020	Feb. 02, 2020	Jan. 02, 2020	Mar. 25, 2020	Mar. 18, 2020	Feb. 21, 2020	Jan. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding number of shares																																								272,000	272,000	616,666
Options granted, value																																								$ 367,400
Number of shares, Granted																																									405,334
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding number of shares																																								668,000	533,000
Number of shares, Granted																																								135,000
Grants in period, weighted average grant date fair value (per share)																																								$ 0.13
Awarded option | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Duration of accrued salary paid																				equally divided to 227,800 shares/each
Stock Plan 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of stock award stock appreciation right																																								15.00%
Options granted, value																																								$ 275,603
Shares issued for services																																								1,669,000	11,002,000
Shares issued for services, value																																								$ 43,919	$ 1,075,358
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value																																								0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value																																								$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant																																								34,181,909
Stock Plan 2010 [Member] | Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, value				$ 7,594																															$ 71,250		$ 49,000
Number of shares, Granted																																			250,000		200,000
Grants in period, weighted average grant date fair value (per share)																																			$ 0.285		$ 0.245
Stock Plan 2010 [Member] | Subcontractors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, value																																							$ 28,000
Number of shares, Granted																																							200,000
Grants in period, weighted average grant date fair value (per share)																																							$ 0.14
Stock Plan 2010 [Member] | Three Member Of The Audit Committee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, value																																						$ 1,317
Number of shares, Granted																																						3,000
Grants in period, weighted average grant date fair value (per share)																																						$ 0.439
Stock Plan 2010 [Member] | Three Members Of The Company Board [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, value																						$ 11,580		$ 60								$ 570				$ 930
Number of shares, Granted																						63,000		3,000								3,000				3,000
Grants in period, weighted average grant date fair value (per share)																						$ 0.18		$ 0.02								$ 0.19				$ 0.31
Stock Plan 2010 [Member] | Mike Sheikh [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, value																																	$ 26,400
Number of shares, Granted																																	8,800,000
Grants in period, weighted average grant date fair value (per share)																																	$ 0.003
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term																																	3 years
Stock Plan 2010 [Member] | Medical Advisory Board [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, value		$ 5,792				$ 135		$ 45	$ 6,300												$ 2,400									$ 538				$ 4,401	$ 603
Number of shares, Granted																					10,000							100,000							3,000
[custom:StockOptionsExercisePriceInDollarsPerShare]														$ 0.19				$ 0.20			$ 0.24		$ 0.18		$ 0.05				$ 0.14		$ 0.18			$ 0.15	$ 0.31
Stock Plan 2010 [Member] | Two Medical Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, value																						$ 37,500
Number of shares, Granted																						200,000
Grants in period, weighted average grant date fair value (per share)																						$ 0.19
Stock Plan 2010 [Member] | Awarded option | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, value	$ 260,016																			$ 765,408
[custom:StockOptionsExercisePriceInDollarsPerShare]	$ 0.24																			$ 0.24
Stock Plan 2010 [Member] | Four Members Of The Company Board [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, value				$ 170
Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding number of shares																																								668,000	533,000
Stock Plan 2021 [Member] | Share Based Payment Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Benefits and Share-based Compensation																																								$ 557,422	$ 228,407
Stock Plan 2021 [Member] | Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, value																$ 25,500										$ 1,500
Number of shares, Granted	3,597,529						699,000			90,000			450,000			150,000										50,000
[custom:StockOptionsExercisePriceInDollarsPerShare]									$ 0.001		$ 0.001		$ 0.001			$ 0.001
Stock Plan 2021 [Member] | Medical Advisory Board [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, value																	$ 1,700										$ 300
Number of shares, Granted																	10,000
[custom:StockOptionsExercisePriceInDollarsPerShare]																	$ 0.17
Stock Plan 2021 [Member] | Medical Advisory Board [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, value															$ 45
Number of shares, Granted			45,000		3,000			45,000				3,000			45,000
[custom:StockOptionsExercisePriceInDollarsPerShare]															$ 0.001				$ 0.32
Stock Plan 2021 [Member] | Audit Committee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, value																	$ 15,300
Number of shares, Granted																	90,000
[custom:StockOptionsExercisePriceInDollarsPerShare]																	$ 0.17
Stock Plan 2021 [Member] | Consultant One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
[custom:StockOptionsExercisePriceInDollarsPerShare]																$ 0.17
Stock Plan 2021 [Member] | Consultant Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Granted										10,000
Stock Plan 2021 [Member] | Four Members Of The Company Board [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Granted				170,000
[custom:StockOptionsExercisePriceInDollarsPerShare]				$ 0.001
Stock Plan 2017 [Member] | Three Members Of The Company Board [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Granted																																								4,500,000	0